STOCK OPTIONS (Details)	9 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	7 years
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
February 17, 2015 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		5 years
Risk free rate		1.59%
Dividend yield		0.00%
Forfeiture rate		0.00%
Expected volatility		114.00%
July 1, 2014 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		4 years 4 months 6 days
Risk free rate		1.59%
Dividend yield		0.00%
Forfeiture rate		0.00%
Expected volatility		114.00%
June 20, 2014 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		6 years 3 months 25 days
Risk free rate		1.59%
Dividend yield		0.00%
Forfeiture rate		0.00%
Expected volatility		114.00%
April 11, 2014 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		4 years 1 month 20 days
Risk free rate		1.59%
Dividend yield		0.00%
Forfeiture rate		0.00%
Expected volatility		114.00%